Cash and Cash Equivalents - Disclosure Of Detailed Information About Cash And Cash Equivalents (Detail) - EUR (€) € in Thousands	Jun. 30, 2026		Dec. 31, 2025		Jun. 30, 2025	[2]	Dec. 31, 2024	[2]
Cash and cash equivalents [abstract]
Cash	€ 721		€ 97
Bank and other credit institutions	17,672		2,738
Bank and other credit institutions, foreign currency	1,262		1,328
Other cash equivalents	293		283
Total	€ 19,948	[1]	€ 4,446	[2]	€ 27,304		€ 20,036

[1]	Unaudited
[2]	Unaudited